Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Central Index Key	0000736913
Amendment Flag	false
Document Creation Date	Oct. 18, 2017
Document Effective Date	Oct. 18, 2017
Prospectus Date	Oct. 18, 2017